As filed with the Securities and Exchange Commission on October 1, 2008

File Nos.  33-73832
811-8268

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

FIRSTHAND FUNDS
(Exact name of Registrant as Specified in Charter)

125 South Market, Suite 1200, San Jose, California 95113
(Address of Principal Executive Offices)

(408) 294-2200
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, California 95113
(Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, California 95113

David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor, San Francisco, California 94105

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 31, 2008 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

FIRSTHAND FUNDS
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14 Item No.		Prospectus/Proxy Statement Caption

Part A
Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

Item 3.	Fee Table, Synopsis Information and Risk Factors	Summary; Appendix C: Expense Summaries of ECF and TVF

Item 4.	Information About the Transaction	Letter to Shareholders; Summary; The Reorganization

Item 5.	Information About the Registrant	Not Applicable

Item 6.	Information About the Company Being Acquired	Summary; Appendix C: Expense Summaries of ECF and TVF; Appendix D: Comparison of Fundamental Policies and Limitations of ECF and TVF

Item 7.	Voting Information	Voting Matters

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B		Statement of Additional Information Caption

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Table of Contents

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Firsthand Funds dated April 29, 2008[1]

Item 13.	Additional Information About the Company Being Acquired	Statement of Additional Information of Firsthand Funds dated April 29, 2008[1]

1      Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A dated April 29, 2008 (File No. 33-73832).

Item 14.	Financial Statements	Annual Report of Firsthand Funds for fiscal year ended December 31, 2007[2]

Part C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

2      Firsthand Funds’ Annual Report for the fiscal year ended December 31, 2007 is incorporated herein by reference to the Annual Report of the Registrant on Form N-CSR filed March 5, 2008 (File No. 811-08268).

Part A
Prospectus/Proxy Statement

FIRSTHAND FUNDS
125 South Market, Suite 1200
San Jose, California 95113
Telephone: 1.888.884.2675
October __, 2008

DEAR SHAREHOLDERS OF FIRSTHAND E-COMMERCE FUND:

We are pleased to invite you to a special meeting of shareholders of Firsthand e-Commerce Fund (“ECF”), a series of Firsthand Funds. The meeting will be held at ______ P.M., Pacific Time, on December ___, 2008, at ________________ (the “Meeting”). The purpose of the Meeting is to obtain ECF shareholder approval for a reorganization of ECF into Firsthand Technology Value Fund (“TVF”), another mutual fund in the Firsthand Funds family (the “Reorganization”). Each of ECF and TVF are called a “Fund” and collectively, the “Funds”.

The investment objective of ECF is identical to that of TVF and the investment risks of ECF are substantially similar to those of TVF.  The principal investment strategies of ECF, however, differ from those of TVF.  Those differences are discussed in more detail in the enclosed Combined Proxy Statement and Prospectus.  If the Reorganization is approved by ECF’s shareholders, it is expected to result in total operating expense ratios that are lower than those that currently apply to ECF.

The Reorganization will not cause a change to the investment adviser; both Funds are managed by Kevin Landis individually.  In addition, the features and services that are available to you today as an ECF shareholder will continue to be available to you as a TVF shareholder after the Reorganization.

THE BOARD OF TRUSTEES OF FIRSTHAND FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

The Reorganization offers several potential benefits.  First, by merging ECF into TVF, shareholders of ECF would benefit from economies of scale, as TVF has a substantially larger asset base than ECF.  In addition, the Reorganization would result in a lower overall expense ratio for ECF shareholders.

If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that ECF will be reorganized into TVF during the fourth quarter of 2008, when ECF shares will be exchanged for Investor Class shares of TVF of equal dollar value.  As a result of the Reorganization you will become a shareholder of TVF instead of that of ECF.  The exchange of shares in the Reorganization is expected to be tax-free under federal income tax law.

The formal Notice of Special Meeting, Combined Proxy Statement/Prospectus, and Proxy Ballot are enclosed.  The Reorganization and the reasons for the unanimous recommendation of the Board to approve and recommend the Reorganization are discussed in more detail in the enclosed materials, which you should read carefully.  If you have any questions, please do not hesitate to contact us at the toll-free number listed above.

We look forward to your attendance at the Meeting or to receiving your Proxy Ballot so that your shares may be voted at the Meeting.

Sincerely,

KEVIN LANDIS
President and Chairman of the Board of Firsthand Funds

FIRSTHAND FUNDS
125 South Market, Suite 1200
San Jose, California 95113
Telephone:  1.888.884.2675

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF FIRSTHAND E-COMMERCE FUND

To Be Held on December __, 2008

DEAR SHAREHOLDERS OF FIRSTHAND E-COMMERCE:

PLEASE TAKE NOTE THAT a special meeting of shareholders of Firsthand e-Commerce Fund, a series of Firsthand Funds (“ECF”) will be held at _____ P.M., Pacific Time, on December ___ 2008, at _______________________, for the purpose of considering and voting upon:

ITEM 1 A proposed Agreement and Plan of Reorganization dated September 30, 2008, that provides for the reorganization of Firsthand e-Commerce Fund into Firsthand Technology Value Fund, a series of Firsthand Funds (“TVF”); and

ITEM 2 Such other business as may properly come before the meeting or any adjournment(s).

Item 1 is described in the attached Combined Proxy Statement/Prospectus.

THE BOARD OF TRUSTEES OF FIRSTHAND FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

Shareholders of record as of the close of business on _________________ are entitled to notice of, and to vote at, the meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF FIRSTHAND FUNDS.  THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING.  SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXIES:  (1) BY TELEPHONE AT___________; OR (2) ONLINE AT THE WEBSITE WWW.PROXYWEB.COM.  PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO FIRSTHAND FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY BALLOT OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Trustees,

YAKOUB N. BELLAWALA
Secretary of Firsthand Funds
_____________________, 2008

COMBINED PROXY STATEMENT/PROSPECTUS
Dated October __, 2008

FIRSTHAND FUNDS
125 South Market
Suite 1200
San Jose, California 95113
Telephone:  1.888.884.2675

For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated.  A list of these terms and their corresponding full names or definitions can be found at the end of this Proxy/Prospectus in Appendix A.  A shareholder may find it helpful to review the terms and names in Appendix A before reading the Proxy/Prospectus.

This Proxy/Prospectus, which should be retained for future reference, sets forth concisely the information about the proposed Reorganization of Firsthand e-Commerce Fund (“ECF”) into Firsthand Technology Value Fund (“TVF” and, together with ECF, the “Funds”) and the information about TVF that a shareholder of ECF should know before deciding how to vote.  It is both a proxy statement for the Meeting and a prospectus offering shares in TVF.

Additional information about the Funds is available in their combined prospectus, combined statement of additional information (or SAI), and combined annual and semi-annual reports to shareholders.  The information contained in the prospectus for ECF and TVF is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference.  The Funds’ combined prospectus dated April 29, 2008, annual report to shareholders for the fiscal year ended December 31, 2007, and semi-annual report to shareholders for the fiscal period ended June 30, 2008, have previously been mailed to shareholders.  The SAI relating to this Proxy/Prospectus also is incorporated by reference and is dated April 29, 2008.  Additional copies of any of these documents are available without charge by writing to the address given above or by calling 1.888.884.2675.  These documents also are available on the SEC website at www.sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Meeting has been called for ECF shareholders to consider a Reorganization Agreement dated September 30, 2008 that provides for the reorganization of ECF into TVF (the “Reorganization Agreement”).  It is expected that this Proxy/Prospectus will be mailed to shareholders on or about __________________, 2008.  At the Meeting, shareholders will be asked to approve the Reorganization Agreement.

TABLE OF CONTENTS
Page No.
LETTER TO SHAREHOLDERS	1
SUMMARY	5
Overview of the Reorganization Agreement	5
Overview of Investment Objectives and Principal Investment Strategies	5
Overview of Service Providers	5
Overview of Purchase, Redemption, Distribution, Exchange, and Other Procedures	5
Fee Table	6
Federal Income Tax Consequences	6
Principal Risk Factors	6
THE REORGANIZATION	7
Description of the Reorganization Agreement	7
Reasons for the Reorganization and Other Considerations	7
Board Considerations	8
Comparison of Investment Management, Investment Objectives, and Principal Investment Strategies	8
Comparison of Investment Policies and Restrictions	9
Comparison of Form of Business Organization	9
Comparison of Advisory and Other Service Arrangements and Fees	10
Investment Advisory Services and Fees	10
Comparison of Purchase, Redemption, Distribution, and Exchange Policies and Other Shareholder Transactions and Services	10
Material Federal Income Tax Consequences	10
Capitalization	12
VOTING MATTERS	12
General Information	12
Quorum	12
Shareholder Approval	12
Principal Shareholders	13
Annual Meetings and Shareholder Meetings	13
ADDITIONAL INFORMATION ABOUT THE TRUST	13
Financial Statements	13
Other Business	13
Shareholder Inquiries	13

SUMMARY

The following is an overview of certain information relating to the proposed Reorganization.  More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Overview of the Reorganization Agreement

The document that governs the Reorganization is the Reorganization Agreement.  The Reorganization Agreement provides for:  (i) the transfer of all of the assets and liabilities of ECF to TVF in exchange for shares of equal value of the same class (Investor Class) of TVF; and (ii) the distribution of TVF shares to ECF shareholders in liquidation of ECF.  The Reorganization is subject to a number of conditions, including approval by shareholders of ECF.

As a result of the Reorganization, ECF’s shareholders will become shareholders of TVF and will hold, immediately after the Reorganization, TVF shares having a total dollar value equal to the total dollar value of the shares of ECF that the shareholder held immediately before the Reorganization.  If approved, the Reorganization is expected to occur on or about December __, 2008.  The exchange of ECF shares for TVF shares in the Reorganization is expected to be tax-free under federal income tax law and ECF shareholders will not pay any sales charge or sales load on the exchange.  Furthermore, Firsthand Capital Management, Inc. (the “Adviser” or “FCM”) has agreed to bear all customary expenses of the Reorganization.  Therefore, neither of the Funds, or their respective shareholders, is expected to bear those expenses.  The Funds, however, ordinarily bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money, and will bear these expenses and any extraordinary expenses that may be associated with the Reorganization.

For more information about the Reorganization and the Reorganization Agreement, see “The Reorganization – Description of the Reorganization Agreement.”

Overview of Investment Objectives and Principal Investment Strategies

The investment objectives of ECF and TVF are identical.  The principal investment strategies of ECF and TVF, however, are somewhat different.  ECF, under normal circumstances, invests at least 80% of its assets in equity securities of companies that provide products, services, and technologies that facilitate the growth of electronic commerce.  TVF invests at least 80% of its assets in high-technology companies, primarily in equity securities of high-technology companies the Adviser believes are undervalued and have potential for capital appreciation.  Both of the Funds may invest in companies of any size.  For additional information about the similarities and differences between the principal investment strategies of ECF and TVF, see “The Reorganization – Comparison of Investment Management, Investment Objective and Principal Investment Strategies.”

Overview of Service Providers

ECF and TVF have the same service providers, including FCM as investment adviser and administrator.  Please see the discussion under “The Reorganization – Comparison of Advisory and Other Service Arrangements and Fees.”

Overview of Purchase, Redemption, Distribution, Exchange, and Other Procedures

The purchase, redemption, distribution, exchange, and other policies and procedures of ECF are identical to those of the Investor Class shares of TVF.  For more information concerning these policies and procedures, see “The Reorganization – Comparison of Purchase, Redemption, Distribution, and Exchange Policies and other Shareholder Transactions and Services.”

Fee Table

The table shows:  (i) the current expense ratios of the Funds as of June 30, 2008; and (ii) the anticipated pro forma expense ratio of TVF after the Reorganization.  The table shows that the pro forma expense ratio of TVF after the Reorganization is expected to be lower than ECF’s current expense ratio.  The expense ratios shown are annualized total operating expense ratios.  Pro forma expense ratios are based upon current fee arrangements that will continue to remain in place upon consummation of the Reorganization and assume that ECF’s shareholders approve the Reorganization.

	Current ECF	Current TVF	Pro Forma After Reorganization
Management Fee	1.50%	1.50%	1.50%
Rule 12b-1 Fees	None	None	None
Other Fees	0.45%	0.43%	0.43%
Total Expense Ratio	1.95% *	1.93%*	1.93%*

* In the Advisory Agreements, FCM agreed to reduce its fees and/or make expense reimbursements so that each Fund’s total annual operating expenses are limited to 1.95% of the Fund’s average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Federal Income Tax Consequences

The Reorganization generally is not expected to result in the recognition of gain or loss, for federal income tax purposes, by ECF or TVF, or their respective shareholders.  However, the use of ECF’s capital loss carryforwards and losses realized upon the sale of ECF assets against future capital gains may be substantially reduced or even eliminated as a result of the Reorganization.  See “The Reorganization – Material Federal Income Tax Consequences” for additional information.  Since its inception, each of ECF and TVF believes it has qualified as a “regulated investment company” under the Code.  Accordingly, each of ECF and TVF believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

Principal Risk Factors

The following principal investment risks are relevant to an investment in TVF:

•
Stock market risk – The return on and value of an investment in TVF will fluctuate in response to stock market movements.  Therefore, the most significant risk of investing in TVF is that a shareholder may lose money.  Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond the control of FCM.  There is a risk that the value of these investments will not rise as expected, or will fall, thereby causing you to lose money.

•
Non-diversification risk – TVF is a non-diversified fund.  Therefore, it invests in a smaller number of companies than a diversified fund.  A significant change in the value of one company will, therefore, have a greater impact on TVF than it would if TVF diversified its investments.  It therefore exposes shareholders to greater-than-average financial and market risk.

•
Illiquid securities risk – Illiquid securities consist primarily of equity interest in privately placed technology companies. A high level of investments in illiquid privately placed securities increases certain risks for shareholders in TVF, including the risk that the Investment Adviser may not be able to manage TVF according to its strategy because of the need to sell liquid portfolio securities in order to meet any redemption requests, further increasing the portion of illiquid securities.  If the Fund were compelled to sell illiquid privately placed securities (which usually have resale restrictions attached) before it otherwise would in order to meet redemption requests, the Fund might not be able to sell those securities quickly without a substantial discount. For the last few years, securities of private, not publicly traded, companies have composed a high percentage of the Fund’s portfolio.  Recently, a variety of factors have caused the Fund’s illiquid securities percentage to exceed 30%.  This percentage could increase further depending on the performance of the Fund’s investments and redemption activities.  It is anticipated that this percentage may remain high. Therefore, the Fund is appropriate for only long-term investors.

•
Small-capitalization companies risk – TVF may invest a substantial portion of its assets in small-capitalization companies, which are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency.  To make a large sale of securities of smaller companies that trade in limited volumes, TVF may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

Comparison to ECF:  The investment risks of ECF and TVF are substantially similar.  However, unlike ECF, TVF does not have the ability to purchase and sell puts and calls on stocks and stock indices pursuant to a fundamental investment restriction.

THE REORGANIZATION

Description of the Reorganization Agreement

As noted in the Summary, the Reorganization Agreement is the governing document of the Reorganization.  Among other things, the Reorganization Agreement provides for:  (i) the transfer of all of the assets and liabilities of ECF to TVF in exchange for shares of equal value of the same class (Investor Class) of TVF and (ii) the distribution of Investor Class shares of TVF to ECF’s shareholders in liquidation of ECF.  The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction, and includes a number of conditions to the completion of the Reorganization, such as the requirement that the Trust has received an opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Trust, that the exchange of shares contemplated under the Reorganization will be tax-free under federal income tax law.

The Reorganization Agreement provides that the Reorganization may be terminated by either party before the Effective Time of the Reorganization (which is defined as the day following the Closing of the Reorganization) if certain conditions are not satisfied or at any time prior to the Effective Time of the Reorganization by resolution of the Board of Trustees.  At any time before or (to the extent permitted by law) after approval of the Reorganization Agreement by ECF’s shareholders, the parties may, by written agreement and with or without the approval of its shareholders, amend any of the provisions of the Reorganization Agreement.

Upon completion of the Reorganization, all outstanding shares of ECF will be canceled.  Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of TVF.  The Reorganization Agreement provides that the Adviser will bear the customary expenses of the Reorganization.

A copy of the Reorganization Agreement is attached to this Proxy Statement as Appendix B.  To the extent any language in the Reorganization Agreement is inconsistent with the discussion in this Proxy Statement, the terms of the Reorganization Agreement would control.

Reasons for the Reorganization and Other Considerations

•
Changing environment in the e-commerce industry.  ECF is a sector fund that invests in securities of e-commerce companies.  During the last few years, the e-commerce industry experienced a dramatic consolidation and few new entrants, resulting in a limited universe in which to find investment opportunities.  The Reorganization will give ECF shareholders a broader exposure to technology companies.

•	Achieving economies of scale. The Reorganization will offer ECF’s shareholders the potential to benefit from economies of scale, as TVF has a substantially larger asset base than ECF.
•	Lower expense ratios. An additional reason for the Reorganization is that it will result in a lower overall expense ratio for shareholders of ECF after the Reorganization.

Board Considerations

The Board of the Trust unanimously voted to approve the Reorganization Agreement at a meeting held on September 30, 2008.  The Board reviewed and considered all relevant documents and information with respect to ECF and, after deliberations, noted and concluded: (1) that the terms of the Reorganization and the Reorganization Agreement were appropriate and acceptable; (2) that as a result of the Reorganization, the total pro forma fund operating expenses would be slightly lower than the fund operating expenses currently borne by ECF, and TVF operating expenses would not be adversely affected; (3) that TVF has a better one-, three-, and five-year performance record than ECF; (4) that ECF shareholders will experience no change in shareholder services; (5) that the Reorganization is anticipated to be a tax-free reorganization; (6) that shareholders of neither ECF nor TVF will bear any fees or expenses in connection with the Reorganization, and the Adviser will bear those expenses; (7) that there would be no change in fees or expenses to be paid or borne by shareholders of ECF or TVF (directly or indirectly) after the Reorganization; (8) that with some minor exceptions, the investment restrictions of ECF and TVF are substantially similar and there would be no changes in TVF’s investment policies or restrictions after the Reorganization; (9) that there may be slight benefits to the Adviser as a result of the Reorganization due to consolidations of resources, but the Adviser may earn slightly less in administrative fees after the Reorganization; (10) that there would be no dilution to the interests of shareholders of ECF or TVF as a result of the Reorganization; (11) the relatively small size and limited growth prospects of ECF; (12) the recommendations of the Adviser; and (13) the alternatives to the Reorganization.

Based upon their evaluation of the information presented to them and the conclusions referenced above, and in light of their fiduciary duties under federal and state law, the Board of Trustees, including all of the non-interested Trustees, determined that participation by each of ECF and TVF in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of each of ECF and TVF, respectively and their respective shareholders.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF FIRSTHAND E-COMMERCE FUND VOTE TO APPROVE THE REORGANIZATION AGREEMENT.

Comparison of Investment Management, Investment Objectives, and Principal Investment Strategies

Both ECF and TVF are advised by FCM.  The Funds are both individually managed by Kevin Landis, the Chief Investment Officer of FCM.  Mr. Landis has been the portfolio manager for TVF since its inception in 1994.  In addition to managing TVF and ECF, Mr. Landis also serves as portfolio manager of Firsthand Technology Leaders Fund and Firsthand Alternative Energy Fund, two other series of the Trust.

The investment objective of ECF is identical to that of TVF.  The principal investment strategies of ECF are similar to those of TVF, as described in the following table:

	ECF	TVF
Investment Objective	The Fund seeks long-term growth of capital.	The Fund seeks long-term growth of capital.

Principal Investment Strategies
Under normal circumstances, we invest at least 80% of the Fund’s assets in equity securities of companies that provide products, services, and technologies that facilitate the growth of electronic commerce.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. These companies also include those that are involved directly in electronic commerce.
Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price.

Under normal circumstances, the Fund invests at least 80% of its assets in high-technology companies.  The Adviser invests the Fund’s assets primarily in equity securities of high-technology companies that it considers to be undervalued with potential for capital appreciation.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies.  The Fund’s investments may include young, relatively small companies that are not yet broadly known, or well-established companies that FCM believes are currently out of favor in the market.

ECF and TVF are operated in substantially similar ways.  The Funds share a focus on high technology companies.  A significant difference between ECF and TVF is that ECF normally invests a much larger percentage of its assets in companies that provide products and services that support the growth of electronic commerce, whereas TVF specifically focuses on undervalued or under-appreciated technology companies, including companies that are not yet broadly known or well-established, that the Adviser believes are currently out of favor in the market.

Comparison of Investment Policies and Restrictions

ECF and TVF have very similar investment policies and investment restrictions, except that TVF has a fundamental policy that prohibits it from (i) purchasing and selling futures contracts, and (ii) purchasing and selling put and call options on stocks and stock indices.  ECF’s fundamental policies permit it to engage in these activities.  For a detailed comparison of the fundamental investment policies of ECF and TVF, see Appendix D to this Proxy/Prospectus.

Comparison of Form of Business Organization

Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund’s existence and operation.  State law and a fund’s governing documents fill in most of these gaps and typically create additional operational rules and restrictions that funds must follow.  ECF and TVF are each different series of the same trust – Firsthand Funds.  Therefore, there is no difference in form of business organization between ECF and TVF.  Each is a different series of the same Delaware statutory trust.

Comparison of Advisory and Other Service Arrangements and Fees

ECF and TVF have the same service providers.  Immediately after the Reorganization, these service providers are expected to continue to serve TVF in the capacities indicated below.

Service Providers for ECF and TVF:

Investment Adviser	Firsthand Capital Management, Inc.
Distributor	ALPS Distributors, Inc.
Administrator	Firsthand Capital Management, Inc.
Sub-Administrator	Citi Fund Services Ohio, Inc.
Custodian	PFPC Trust
Fund Accountant	Citi Fund Services Ohio, Inc.
Transfer Agent	Citi Fund Services Ohio, Inc.
Independent Accountants	_____________________

Investment Advisory Services and Fees

FCM serves as the investment adviser for ECF and TVF, which each pay an advisory fee, computed daily and paid monthly, to FCM based on their respective average daily net assets.  Currently the annual advisory fee rate for each of ECF and TVF is 1.50%.  Attached hereto as Appendix C are tables comparing the current fees and expenses of ECF and TVF, as well as the anticipated fees and expenses of TVF after the Reorganization.

Comparison of Purchase, Redemption, Distribution, and Exchange Policies and Other Shareholder Transactions and Services

After the Reorganization, ECF’s shareholders will hold shares of the same class of TVF that they held in ECF.  Currently, ECF offers only a single class of shares – Investor Class.  Even though TVF offers two classes of shares, Investor Class shares and Adviser Class shares, only Investor Class shares are involved in the Reorganization.  Therefore, a shareholder who owns shares of ECF will, immediately after the Reorganization, hold an equal total dollar amount of Investor Class shares in TVF.  Accordingly, all of the purchase, redemption, distribution, and exchange policies as well as other shareholder transactions and services applicable to a shareholder’s Investor Class shares will remain unaffected and unchanged by the Reorganization.  No sales charges, sales loads, or redemption fees will be imposed in connection with the exchange of shares in the Reorganization.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as an ECF shareholder.  It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganization.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of ECF shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of ECF shares as part of a hedge, straddle, or conversion transaction; a person that does not hold ECF shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Firsthand Funds has not requested and will not request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction.  The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained.  You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local, or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of Firsthand Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization will each be treated as a “reorganization” under Section 368(a) of the Code and that ECF and TVF will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.  Provided that the Reorganization so qualifies and ECF and TVF are so treated, for U.S. federal income tax purposes, generally:

•           Neither of ECF or TVF will recognize any gain or loss as a result of the Reorganization.

•           An ECF shareholder will not recognize any gain or loss as a result of the receipt of TVF shares in exchange for such shareholder’s ECF shares pursuant to the Reorganization.

•           An ECF shareholder’s aggregate tax basis in TVF shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in ECF shares held immediately before the Reorganization.

•           An ECF shareholder’s holding period for TVF shares received pursuant to the Reorganization will include the period during which ECF shares have been held by the shareholder.

The tax opinion described above will be based upon facts, representations, and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Firsthand Funds, on behalf of ECF and TVF, including representations in a certificate to be delivered by the management of Firsthand Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.  This certificate will include a representation to the effect that TVF has no plan or intention to sell or otherwise dispose of more than sixty-six percent of ECF’s assets acquired in the Reorganization any sooner than ECF would have, had such assets continued to be held by ECF.

As of December 31, 2007, ECF had accumulated capital loss carryforwards of $395,211,420.00 and net unrealized appreciation in its assets of $8,199,141.00.  TVF’s ability to use these losses and any additional losses of ECF between January 1, 2008, and the Reorganization (in the case of unrealized losses, once such losses are realized in TVF’s hands) to offset its future capital gains will be significantly limited.  While the ability of TVF to absorb ECF’s realized capital loss carryforwards and unrealized capital losses in the future depends upon a variety of factors that cannot be known in advance, it is expected that substantially all of such losses will become permanently unavailable for use by TVF.  Furthermore, the losses of ECF that remain available to TVF will offset capital gains after the Reorganization and thus reduce taxable distributions to a broader group of shareholders than would have been the case absent the Reorganization.  Therefore, you may pay more taxes, or pay taxes sooner, than you otherwise would if the Reorganization did not occur.

Since its formation, each Fund believes it has qualified as a separate “regulated investment company” under the Code.  Accordingly, each of the Funds believes that it has been, and expects to continue to be, relieved of federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.  In connection with the Reorganization, ECF may be required to pay one or more distributions, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard for any deduction for distributions paid).  You must include any such distributions you receive in your taxable income.  To the extent that ECF realizes any capital gain prior to the Reorganization, it expects to have sufficient capital loss carryforwards to offset any such gain, and therefore does not anticipate distributing any such gain.

Capitalization

The following tables show the total net assets, number of shares outstanding and net asset value per share of the Funds.  This information is generally referred to as the “capitalization.” The term “pro forma capitalization” means the expected capitalization of TVF after it has combined with ECF, i.e., as if the Reorganization had already occurred.

These capitalization tables are based on figures as of June 30, 2008.  The ongoing investment performance and daily share purchase and redemption activity of ECF and TVF affects capitalization.  Therefore, the capitalization on the date of the closing of the Reorganization (the “Closing Date”) may vary from the capitalization shown in the following tables.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Firsthand e-Commerce Fund	$30,671,934	8,033,751	$3.82
Firsthand Technology Value Fund (Investor Class)	$293,321,583	8,128,742	$36.08
Pro Forma Combined Fund	$323,993,517	8,978,851	$36.08

VOTING MATTERS

General Information

This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board.  It is expected that proxies will be primarily solicited by mail.  Officers, service contractors, and other agents of the Trust also may solicit proxies by telephone or otherwise.  All expenses incurred in connection with such solicitation will be borne by FCM.  Shareholders may submit their proxy:  (1) by mail, by marking, signing, dating, and returning the enclosed proxy ballot in the enclosed postage-paid envelope; (2) by phone at___________; or (3) by online voting at www.proxyweb.com.  Any shareholder submitting a proxy ballot may revoke it at any time before it is exercised at the Meeting by submitting a written notice of revocation addressed to Firsthand Funds at the address shown on the cover page of this Proxy/Prospectus, by a subsequently executed proxy ballot or by attending the Meeting and voting in person.

It is expected that officers and employees of the Trust and the Adviser will assist the Trust in soliciting votes from shareholders of ECF at no cost to the Trust.

Only shareholders of record at the close of business on _______________, 2008 (the “Record Date”) will be entitled to vote at the Meeting.  On that date, ECF had ____________ shares outstanding and entitled to vote.  Each whole and fractional share of ECF is entitled to a whole or fractional vote.
If the accompanying proxy ballot is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

Quorum

A quorum is constituted for ECF by the presence in person or by proxy of the holders of more than one-third of the outstanding shares of ECF entitled to vote at the Meeting.  For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but that have not been voted.  Accordingly, abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization Agreement.  Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated in the same manner as abstentions.

In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote.  The Meeting may be adjourned for a reasonable period of time.  Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy.  In determining whether to adjourn the Meeting, the following factors may be considered:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to shareholders with respect to the reasons for the solicitation.  Generally, the persons named as proxies will vote those proxies that they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).  The persons named as proxies will vote on such adjournment after consideration of the best interests of all shareholders of the Funds.

Shareholder Approval

The Reorganization Agreement must be approved by the affirmative vote of a “majority of the outstanding voting securities” of ECF.  The term “majority of the outstanding voting securities” for ECF as defined in the 1940 Act means:  the affirmative vote of the lesser of (i) 67% of the voting securities of ECF present at the meeting if more than 50% of the outstanding shares of ECF are present in person or by proxy or (ii) more than 50% of the outstanding shares of ECF.  A vote of the shareholders of TVF is not being solicited, since their approval or consent is not necessary for the Reorganization.

Principal Shareholders

The table below shows the name, address, and share ownership of each person known to the Trust to have ownership with respect to 5% or more of the Investor Class shares of ECF as of the Record Date.  Each shareholder is known to own as of record the shares indicated below.  Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

Fund	Name and Address	Total Shares/Class	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Fund Post Closing
Firsthand e-Commerce Fund	CHARLES SCHWAB & CO INC* SPECIAL CUSTODY ACCT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS DEPT. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	___________ Investor Class	..[]	..[]	..[]
	NATIONAL FINANCIAL SERVICES CORP* FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTAN MUTUAL FUNDS DEPT 200 LIBERTY STREET NEW YORK, NY 10281-1003	________ Investor Class	..[]	..[]	..[]
	TD AMERITRADE CLEARING, INC.* 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	___________ Investor Class	..[]	..[]	..[]

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company.  Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.  As of the Record Date, ______________ had voting control of ____% of the outstanding shares of_____.  Accordingly, _______________may be considered to “control” that Fund.  The address of __________________ is:  ________________________.

As of the Record Date, the officers and Trustees of the Trust as a group owned ____% of all outstanding shares of ECF.

Annual Meetings and Shareholder Meetings

The Trust presently does not hold any annual meeting of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

ADDITIONAL INFORMATION ABOUT THE TRUST

Financial Statements

The unaudited financial statements and financial highlights for shares of ECF and TVF for the semi-annual period ended June 30, 2008, and the audited financial statements for shares of ECF and TVF for the annual period ended December 31, 2007, are incorporated by reference in their combined prospectus or statement of additional information, or in the SAI related to this Proxy/Prospectus.

The annual financial statements and financial highlights of ECF and TVF for the year ended December 31, 2007, have been audited by _____________________, independent registered public accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

Other Business

The Board knows of no other business to be brought before the Meeting.  However, if any other matters properly come before the Meeting, it is the intention that proxies not containing specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

Shareholders may find more information about the Funds in the following documents:

•	Annual and semi-annual reports
The annual and semi-annual reports contain information about the Funds’ investments and performance, their financial statements, and the independent registered public accounting firm’s reports.  The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the period.

•	Statement of Additional Information
The SAI for the Funds contains additional information about each Fund and its investment policies.  The SAI is legally part of the Funds’ combined prospectus (it is incorporated by reference therein).  Copies have been filed with the SEC.

Shareholders may obtain free copies of these documents, request other information about the Funds and make shareholder inquiries by contacting Firsthand Funds:

By telephone:      1.888.884.2675

By mail:        Firsthand Funds
                    P.O. Box 183120
                    Columbus, OH 43218-3120

On the Internet:         www.firsthandfunds.com

Information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  The reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

APPENDIX A:  GLOSSARY

Term Used in Proxy/Prospectus	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Adviser	Firsthand Capital Management, Inc.
Advisory Agreements	Master Investment Advisory Agreement between the Adviser and the Trust dated August 10, 2002.
Board	The Board of Trustees of Firsthand Funds
Closing Date	Closing of the Reorganization, expected to occur on or about December __, 2008
Code	Internal Revenue Code of 1986, as amended
ECF	Firsthand e-Commerce Fund, a series of Firsthand Funds
Effective Time of the Reorganization	The date and time, immediately following the Closing Date, at which delivery of shares of TVF to be issued, and liquidation of ECF occur.
FCM	Firsthand Capital Management, Inc.
Fund(s)	ECF and/or TVF
Meeting	The shareholder meeting of ECF that will be held at _____ P.M., Pacific Time, on December __, 2008, at _________________________________.
Proxy/Prospectus	This Combined Proxy Statement/Prospectus
Reorganization	The reorganization of ECF into TVF
Reorganization Agreement
The Agreement and Plan of Reorganization dated September 30, 2008 by and between Firsthand Funds, on behalf of Firsthand e-Commerce Fund, and Firsthand Funds, on behalf of Firsthand Technology Value Fund.

SAI	Statement of Additional Information
SEC	United States Securities and Exchange Commission
TVF	Firsthand Technology Value Fund, a series of Firsthand Funds
Trust	Firsthand Funds

APPENDIX B:  AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIRSTHAND TECHNOLOGY VALUE FUND AND FIRSTHAND E-COMMERCE FUND

APPENDIX C:  EXPENSE SUMMARIES OF ECF AND TVF

The following tables describe the fees and expenses associated with holding ECF and TVF shares.  In particular, the tables (a) compare the fees and expenses as of June 30, 2008, for ECF (which has only one class of shares – Investor Class) and Investor Class shares of TVF, and (b) show the estimated fees and expenses for TVF on a pro forma basis after giving effect to the Reorganization.

The Fund operating expense levels shown in this Proxy/Prospectus assume net asset levels as of June 30, 2008.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

Investor Class Shares

	Firsthand e-Commerce Fund	Firsthand Technology Value Fund	Pro Forma Firsthand Technology Value Fund
Shareholder Fees (fees paid directly from your investment)
• Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
• Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
• Redemption Fee	none	none	none

Annual Fund Operating Expenses (Expenses that are deducted from the Fund’s assets)
• Management fees	1.50%	1.50%	1.50%
• Distribution (12b-1) and shareholder servicing fees	none	none	none
• Other expenses	0.45%	0.43%	0.43%
• Total annual Fund operating expenses	1.95%	1.93%	1.93%

Example
This example is intended to help you compare the cost of investing in TVF and ECF with the cost of investing in other mutual funds.  This example assumes:  You invest $10,000 in the Investor Class Shares of a Fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the Fund; your investment has a 5% return each year; and the Fund’s operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Firsthand e-Commerce Fund	$198	$612	$1,050	$2,266
Firsthand Technology Value Fund	$196	$605	$1,040	$2,245
Pro Forma Firsthand Technology Value Fund	$196	$605	$1,040	$2,245

APPENDIX D:  COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF ECF AND TVF

 Fundamental Investment Policies and Limitations
ECF may not:		TVF may not:
1.	Underwrite the securities of other issuers, except that ECF may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.	1.
Underwrite the securities of other issuers, except that TVF may, as indicated in the
Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

2.	Purchase or sell real estate or interests in real estate, but ECF may purchase marketable securities of companies holding real estate or interests in real estate.	2.	Purchase or sell real estate or interests in real estate, but TVF may purchase marketable securities of companies holding real estate or interests in real estate.
3.	Purchase or sell commodities or commodity contracts, including futures contracts, except that ECF may purchase and sell futures contracts to the extent authorized by the Board of Trustees.	3.	Purchase or sell commodities or commodity contracts, including futures contracts.
4.	Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of ECF’s total assets; and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of ECF’s total assets.	4.
Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of TVF’s total assets; and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of TVF’s total assets.

5.	Purchase securities on margin, but ECF may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.	5.	Purchase securities on margin, but TVF may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
6.	Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of ECF’s total assets at the time any borrowing is made. While ECF’s borrowings are in excess of 5% of its total assets, it will not purchase portfolio securities.	6.
Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of TVF’s total assets at the time any borrowing is made. While TVF’s borrowings are in excess of 5% of its total assets, it will not purchase portfolio securities.

7.	Purchase or sell puts and calls on securities, except that ECF may purchase and sell puts and calls on stocks and stock indices.	7.	Purchase or sell puts and calls on securities.
8.	Make short sales of securities.	8.	Make short sales of securities.
9.	Participate on a joint or joint-and-several basis in any securities trading account.	9.	Participate on a joint or joint-and-several basis in any securities trading account.
10.	Purchase the securities of any other investment company except in compliance with the 1940 Act.	10.	Purchase the securities of any other investment company except in compliance with the 1940 Act.

Part B
Statement of Additional Information

Statement of Additional Information
Dated October __, 2008

FIRSTHAND FUNDS
125 South Market
Suite 1200
San Jose, California 95113
Telephone:  (888) 884-2675

December __, 2008 Special Meeting of Shareholders of Firsthand e-Commerce Fund

This SAI is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Firsthand e-Commerce Fund (“ECF”) to be held on December __, 2008.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Firsthand Funds at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in this Statement of Additional Information

Further information about Firsthand e-Commerce Fund and Firsthand Technology Value Fund (“TVF”) are contained in (and incorporated herein by reference) in the current prospectuses and combined SAI for the Funds dated April 29, 2008, which have been filed electronically with the SEC.

The Annual Report for ECF and TVF, including their audited financial statements and related Report of Independent Registered Public Accounting firm for the year ended December 31, 2007 are incorporated herein by reference.  This report has been filed electronically with the SEC.

1

Table of Contents

General Information	3

2

General Information

The Reorganization contemplates the transfer of the assets and liabilities of ECF to TVF, in exchange for shares of the same class (Investor Class) of TVF of equal value.

The shares issued by TVF will have an aggregate dollar value equal to the aggregate dollar value of the shares of ECF that are outstanding immediately before the closing of the Reorganizations.

Immediately after the Closing Date, ECF will distribute the Investor Class shares of TVF received in the Reorganization to its shareholders in liquidation of ECF.  Each shareholder owning shares of ECF on the Closing Date will receive Investor Class shares of TVF, and will receive any unpaid dividends or distributions (if any) that were declared before the Closing Date on ECF’s shares.  Firsthand Funds will establish an account for each former shareholder of ECF reflecting the number of TVF shares distributed to that shareholder.  If the Reorganization Agreement is approved and consummated, ECF will transfer all of its respective assets and liabilities, as of the Closing Date, and all outstanding shares of ECF will be redeemed and canceled in exchange for shares of TVF.

For further information about the transaction, see the Proxy/Prospectus.

Pro forma financial information has not been provided because the net asset value of ECF does not exceed ten percent of the net asset value of TVF as of a specified date within 30 days preceding the filing date of this registration statement.

3

Part C
Other Information

FIRSTHAND FUNDS

FORM N-14

PART C

OTHER INFORMATION

Item 15.     Indemnification.

    Under section 3817(a) of the Delaware Statutory Trust Act, a Delaware statutory trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Firsthand Funds (formerly known as Interactive Investments) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Advisory Agreement, the Administration Agreement and the Distribution Agreement that are substantially identical to those in the Declaration of Trust noted above.

Item 16.      Exhibits.

Exhibit Number	Description
(1)(a)
Declaration of Trust – Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission (the “SEC”) on May 11, 1999 (“Post-Effective Amendment No. 7”).

(1)(b)	Amendment to Declaration of Trust as adopted on February 14, 1998 – Incorporated by reference to Post-Effective Amendment No. 7.
(1)(c)
Amendment to Declaration of Trust as adopted on August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement as filed with the SEC on December 3, 2001 (“Post-Effective Amendment No. 20”).

(2)(a)
Amended By-Laws as adopted on February 7, 2004 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 27”)

(3)	Not Applicable.
(4)	Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand e-Commerce Fund – Filed herewith.
(5)	Not Applicable.
(6)(a)
Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc., dated August 10, 2002 with respect to Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund and Firsthand Global Technology Fund – Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2003 (“Post-Effective Amendment No. 26”).

(6)(b)
Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated February 28, 2006 – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 32”).

(6)(c)
Second Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated August 11, 2007 (Corrected) – Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement as filed with the SEC on November 7, 2007 (“Post-Effective Amendment No. 37”).

(7)(a)
Amended and Restated Distribution Agreement between Registrant and ALPS Distributors, Inc., dated August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement as filed with the SEC on December 31, 2001 (“Post-Effective Amendment No. 22”).

(7)(b)
Form of Distribution Agreement between Registrant and ALPS Distributors, Inc., dated September 30, 2005 – Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement as filed with the SEC on October 7, 2005 (“Post-Effective Amendment No. 29”).

(8)	Not Applicable.
(9)(a)	Custodian Agreement between Registrant and PFPC Trust Company, dated July 8, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.
(10)	Not Applicable.
(11)	Opinion and Consent of Counsel of Paul, Hastings, Janofsky & Walker LLP – To be filed by amendment.
(12)	Opinion and Consent of Counsel of Paul, Hastings, Janofsky & Walker LLP – To be filed by amendment.
(13)(a)
Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc., dated November 10, 2001 – Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement as filed with the SEC on December 7, 2001 (“Post-Effective Amendment No. 21”).

(13)(b)
First Amendment to Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc. dated as of August 11, 2007 – Incorporated by reference to Post-Effective Amendment No. 37.

(13)(c)	Sub-Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.
(13)(d)	Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.
(13)(e)
Transfer Agency Agreement between Registrant, BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc. dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2007 (“Post-Effective Amendment No. 33”).

(13)(f)	Amended and Restated Omnibus Fee Agreement dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33.
(14)	Consent of Independent Accountants of Tait, Weller & Baker LLP – to be filed by amendment.
(15)	Not Applicable.
(16)	Powers of Attorney – Incorporated by reference to Post-Effective Amendment No. 33.
(17)	Form of Proxy Ballot – Filed herewith.

Item 17.      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Jose, in the State of California, on the 1st day of October, 2008.

FIRSTHAND FUNDS

By:       /s/ Kevin Landis
Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
*	Trustee	October 1, 2008
Michael Lynch

*	Trustee	October 1, 2008
Jerry Wong

/s/ Kevin Landis	Chairman of the Board of Trustees	October 1, 2008
Kevin Landis

*	Secretary	October 1, 2008
Yakoub Bellawala

* By:     /s/ Kevin Landis
Kevin Landis,
attorney-in-fact pursuant to
powers of attorney

INDEX OF EXHIBITS

(4)	Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand e-Commerce Fund

(17)	Form of Proxy Ballot